Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Willard L. Umphrey
Title:             President
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Willard L. Umphrey,   Lincoln, MA            November 12, 2010
Willard L. Umphrey


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management


        28-04895                        Analytic Investors, LLC

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             19

Form 13F Information Table Value Total:           $ 41,191
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

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
Form 13 F information Table

                   Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

AUTOLIV           COM        052800109       9122      139634   SH                      OTHER                      SHARED

Banco Bradesco     ADR     059460303     107          5229                              SH               Other             SHARED


Banco
Santender Chile     ADR     05965x109     2086          21605     SH               OTHER               SHARED


China Gerui
Adv Mat          COM     G21101103     1139          199400     SH               OTHER               SHARED

China Natural
Gas          COM     168910206     1053          177900     SH               OTHER               SHARED

Coca Cola
FEMSA          ADR     191241108     1159          14811     SH               OTHER               SHARED


Compania
de Bebidas     ADR     20441W203     1919          15506     SH               OTHER               SHARED

Enersis          ADR     29274F104     1036          44064     SH               OTHER               SHARED

Fomento
Economico Mex     ADR     344419106     2172          42806     SH               OTHER               SHARED

Gold Fields     ADR     38059t106     134          8746     SH               OTHER               SHARED


Infosys
Technologies     ADR     456788108     3285          48800     SH               OTHER               SHARED

LAN Air          ADR     501723100     757          25723     SH               OTHER               SHARED

Lihua Intl     COM     532352101     1179          136100     SH               OTHER               SHARED



METHANEX
CORP                 COM       59151K108     4183           170817  SH        OTHER             SHARED

Mobile
Telesystems     ADR     607409109     819          38555     SH          OTHER               SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101     4430       134987     SH         OTHER                             SHARED

Tele Norte
Leste Part     ADR     879246106     1430     101544     SH          OTHER                    SHARED

Telefonos de
Mexico          ADR     879403780     112     7515     SH          OTHER                    SHARED

Vanguard EM     ETF     922042858     5069     111657     SH          OTHER                    SHARED


